Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
Schedule of Non-Marketable Investment	The carrying value for the Company’s non-marketable investment is nil and summarized below:
	December 31,	December 31,
	2024	2023

Total initial cost	$10,630,120	$10,630,120
Cumulative net gain (loss)	-	-
Provision for impairment	(10,630,120)	(10,630,120)
Total carrying value	$-	$-